Average Annual Total Returns - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio	Apr. 29, 2024
VIP Strategic Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.42%
Past 5 years	3.71%
Past 10 years	3.33%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
F0097
Average Annual Return:
Past 1 year	9.50%
Past 5 years	2.91%
Past 10 years	2.94%